Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PRIMECAP Odyssey Funds
Entity Central Index Key	0001293967
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PRIMECAP Odyssey Stock Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Stock Fund
Class Name	PRIMECAP Odyssey Stock Fund
Trading Symbol	POSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Stock Fund	$33	0.67%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 4,231,219,298
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,231,219,298
Number of Holdings	140
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	8.7%
AstraZeneca PLC	4.6%
AECOM	3.4%
KLA Corp.	3.1%
Microsoft Corp.	2.9%
Siemens AG	2.9%
Flex Ltd.	2.8%
Sony Group Corp.	2.6%
Amgen, Inc.	2.4%
FedEx Corp.	2.3%

Top Sectors	(%)
Health Care	25.3%
Information Technology	21.9%
Industrials	20.7%
Financials	10.9%
Consumer Discretionary	9.1%
Communication Services	3.4%
Consumer Staples	2.2%
Energy	2.1%
Materials	1.5%
Cash & Other	2.9%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
PRIMECAP Odyssey Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Growth Fund
Class Name	PRIMECAP Odyssey Growth Fund
Trading Symbol	POGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Growth Fund	$32	0.66%
[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Net Assets	$ 4,417,955,180
Holdings Count | $ / shares	177
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,417,955,180
Number of Holdings	177
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	7.8%
BeiGene Ltd.	3.8%
Alphabet, Inc. - Class A & C	3.6%
Micron Technology, Inc.	3.0%
Alibaba Group Holding Ltd.	2.8%
Rhythm Pharmaceuticals, Inc.	2.3%
Xometry, Inc.	2.2%
Microsoft Corp.	2.2%
AECOM	2.2%
Flex Ltd.	2.2%

Top Sectors	(%)
Health Care	30.3%
Information Technology	22.0%
Industrials	16.7%
Consumer Discretionary	9.3%
Financials	8.4%
Communication Services	7.2%
Consumer Staples	1.7%
Energy	1.4%
Materials	0.5%
Cash & Other	2.5%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
PRIMECAP Odyssey Aggressive Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Aggressive Growth Fund
Class Name	PRIMECAP Odyssey Aggressive Growth Fund
Trading Symbol	POAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Aggressive Growth Fund	$32	0.65%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 5,802,529,051
Holdings Count | $ / shares	193
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,802,529,051
Number of Holdings	193
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	5.2%
Rhythm Pharmaceuticals, Inc.	4.3%
Micron Technology, Inc.	3.5%
Sony Group Corp.	3.0%
BeiGene Ltd.	3.0%
Alibaba Group Holding Ltd.	2.5%
Alphabet, Inc. - Class A & C	2.4%
Flex Ltd.	2.3%
AECOM	2.2%
MarketAxess Holdings, Inc.	2.1%

Top Sectors	(%)
Health Care	28.1%
Information Technology	25.7%
Industrials	13.3%
Consumer Discretionary	12.8%
Communication Services	6.4%
Financials	5.9%
Materials	0.8%
Consumer Staples	0.8%
Energy	0.6%
Real Estate	0.1%
Cash & Other	5.5%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized